Investment Objectives and Goals - (AllianzIM U.S. Equity Buffer5 ETF)	Sep. 30, 2024
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to match, at the end of the current Outcome Period, the share price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a specified upside Cap, while providing a Buffer against the first 5% of Underlying ETF losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.